Equity	9 Months Ended
Sep. 30, 2018
Equity [Abstract]
Equity
Note 13. - Equity

As of September 30, 2018, the share capital of the Company amounts to $10,021,726 represented by 100,217,260 ordinary shares completely subscribed and disbursed with a nominal value of $0.10 each, all in the same class and series. Each share grants one voting right. Algonquin completed the acquisition from Abengoa of a 25% equity interest in Atlantica on March 9, 2018, becoming the largest shareholder of the Company. Residual equity interest of Abengoa in Atlantica is 16.5%.

Atlantica reserves as of September 30, 2018 are made up of share premium account and distributable reserves.

Retained earnings include results attributable to Atlantica and the impact in equity of the transfer of assets contributed to the Company by Abengoa through a series of transactions prior to the consummation of the initial public offering of the Company and of the assets acquisition under the ROFO agreement. These acquisitions were recorded in accordance with the Predecessor accounting principle, given that all these transactions occurred before December 2015, when Abengoa still had control over Atlantica.

Non-controlling interests fully relate to interests held by JGC in Solacor 1 and Solacor 2, by IDAE in Seville PV, by Itochu Corporation in Solaben 2 and Solaben 3, by Algerian Energy Company, SPA and Sadyt in Skikda and by Industrial Development Corporation of South Africa (IDC) and Kaxu Community Trust in Kaxu Solar One (Pty) Ltd.

On February 27, 2018, the Board of Directors declared a dividend of $0.31 per share corresponding to the fourth quarter of 2017. The dividend was paid on March 27, 2018.

On May 11, 2018, the Board of Directors of the Company approved a dividend of $0.32 per share corresponding to the first quarter of 2018. The dividend was paid on June 15, 2018.

On July 31, 2018, the Board of Directors of the Company approved a dividend of $0.34 per share corresponding to the second quarter of 2018. The dividend was paid on September 17, 2018.

In addition, as of September 30, 2018, there was no treasury stock and there have been no transactions with treasury stock during the period then ended.